Goodwill and Intangible Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill And Intangible Assets [Line Items]
Goodwill			$ 35,395	$ 28,597
Intangible assets			3,416	1,755
Aggregate amortization expense	151	114	425	424	474
Core Deposit Intangible
Goodwill And Intangible Assets [Line Items]
Aggregate amortization expense			348	410	474
Acquired intangible assets, amortization period			10 years
Customer list intangible
Goodwill And Intangible Assets [Line Items]
Aggregate amortization expense			77	14
Acquired intangible assets, amortization period			15 years
Nashua Bank
Goodwill And Intangible Assets [Line Items]
Goodwill			6,700
Intangible assets			2,100
McCrillis and Eldredge Insurance, Inc
Goodwill And Intangible Assets [Line Items]
Goodwill				1,300
First Brandon and First Community
Goodwill And Intangible Assets [Line Items]
Goodwill				15,200
Landmark Bank
Goodwill And Intangible Assets [Line Items]
Goodwill				2,500
New London Trust
Goodwill And Intangible Assets [Line Items]
Goodwill				$ 9,700